LKCM Small-Mid Cap Equity Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 94.9%		Shares	Value
Aerospace & Defense - 6.7%
BWX Technologies, Inc.		5,929	$1,093,130
Karman Holdings, Inc. (a)		10,724	774,273
Mercury Systems, Inc. (a)		12,859	995,286
			2,862,689

Banks - 3.2%
UMB Financial Corp.		6,087	720,396
Webster Financial Corp.		11,236	667,868
			1,388,264

Biotechnology - 2.0%
Natera, Inc. (a)		5,422	872,779

Building Products - 4.2%
Builders FirstSource, Inc. (a)		5,039	610,979
CSW Industrials, Inc.		2,848	691,352
Zurn Elkay Water Solutions Corp.		11,033	518,882
			1,821,213

Capital Markets - 6.4%
Houlihan Lokey, Inc.		3,608	740,794
LPL Financial Holdings, Inc.		2,798	930,867
SEI Investments Co.		12,607	1,069,704
			2,741,365

Commercial Services & Supplies - 2.9%
Casella Waste Systems, Inc. - Class A (a)		5,517	523,453
Tetra Tech, Inc.		21,539	718,972
			1,242,425

Construction & Engineering - 2.5%
AECOM		8,140	1,062,026

Construction Materials - 1.3%
Eagle Materials, Inc.		2,373	553,004

Consumer Finance - 2.2%
FirstCash Holdings, Inc.		5,845	925,965

Electronic Equipment, Instruments & Components - 2.6%
Trimble, Inc. (a)		13,514	1,103,418

Financial Services - 1.8%
Corpay, Inc. (a)		2,726	785,251

Health Care Equipment & Supplies - 1.3%
Merit Medical Systems, Inc. (a)		6,846	569,793

Health Care Providers & Services - 4.3%
Addus HomeCare Corp. (a)		5,897	695,787
Ensign Group, Inc.		6,578	1,136,481
			1,832,268

Health Care Technology - 1.6%
Waystar Holding Corp. (a)		18,423	698,600

Hotels, Restaurants & Leisure - 1.7%
Wingstop, Inc.		2,835	713,513

Insurance - 4.8%
Goosehead Insurance, Inc. - Class A - Class A		7,950	591,639
Kinsale Capital Group, Inc.		1,511	642,568
Palomar Holdings, Inc. (a)		6,909	806,626
			2,040,833

IT Services - 2.2%
Twilio Inc. - Class A - Class A (a)		9,622	963,066

Life Sciences Tools & Services - 2.0%
Medpace Holdings, Inc. (a)		1,674	860,704

Machinery - 2.8%
ITT, Inc.		4,712	842,317
Kadant, Inc.		1,249	371,677
			1,213,994

Media - 0.9%
Nexstar Media Group, Inc. - Class A		1,877	371,158

Metals & Mining - 1.7%
Reliance, Inc.		2,544	714,431

Oil, Gas & Consumable Fuels - 4.4%
Expand Energy Corp.		7,220	767,053
Golar LNG Ltd.		12,778	516,359
Permian Resources Corp.		45,711	585,101
			1,868,513

Professional Services - 6.0%
Broadridge Financial Solutions, Inc.		3,043	724,751
CBIZ, Inc. (a)		7,185	380,518
Paylocity Holding Corp. (a)		4,255	677,694
Planet Labs PBC (a)		61,280	795,414
			2,578,377

Real Estate Management & Development - 4.7%
Colliers International Group, Inc.		6,075	948,976
FirstService Corp.		5,504	1,048,457
			1,997,433

Semiconductors & Semiconductor Equipment - 3.1%
Tower Semiconductor Ltd. (a)		18,469	1,335,309

Software - 8.2%
Appfolio, Inc. - Class A (a)		3,551	978,869
Cellebrite DI Ltd. (a)		44,066	816,543
Nutanix, Inc. - Class A (a)		11,662	867,536
Q2 Holdings, Inc. (a)		11,788	853,333
			3,516,281

Specialty Retail - 3.4%
Floor & Decor Holdings, Inc. - Class A (a)		10,845	799,276
Murphy USA, Inc.		1,723	668,972
			1,468,248

Textiles, Apparel & Luxury Goods - 1.3%
On Holding AG - Class A (a)		13,603	576,087

Trading Companies & Distributors - 4.7%
FTAI Aviation Ltd.		7,423	1,238,602
SiteOne Landscape Supply, Inc. (a)		5,906	760,693
			1,999,295
TOTAL COMMON STOCKS (Cost $31,605,172)			40,676,302

SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS - 5.2%			Value
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares - Institutional Class, 4.06%(b)		1,285,755	1,285,755
MSILF Government Portfolio - Institutional Class, 4.05%(b)		922,154	922,154
TOTAL SHORT-TERM INVESTMENTS (Cost $2,207,909)			2,207,909

TOTAL INVESTMENTS - 100.1% (Cost $33,813,081)			42,884,211
Liabilities in Excess of Other Assets - (0.1)%			(52,785)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$42,831,426
two			–%
Percentages are stated as a percent of net assets.			–%

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Investments are classified by industry pursuant to the Global Industry Classification Standard (“GICS®”), which was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Fair Value Measurement Summary at September 30, 2025 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price (“NOCP”). Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures contracts and options on futures contracts are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued by the Adviser in good faith at fair value. Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available” for purposes of the 1940 Act, the threshold for determining whether a security must be fair valued. In many cases, fixed-income and foreign securities are not considered to have a “readily available market quotation” under the Valuation Rule. Accordingly, such securities typically are fair valued. The Valuation Rule permits the Fund’s board to designate the Fund’s investment adviser as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the registered investment company’s board receives the information it needs to oversee the investment adviser’s fair value determinations. The Board has designated the Adviser as valuation designee under the Valuation Rule to perform fair value functions in accordance with the requirements of the Valuation Rule. The Adviser may value securities at fair value in good faith pursuant to the Adviser’s and the Fund’s procedures. The Adviser may use prices provided by independent pricing services to assist in the fair valuation of the Fund’s portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of September 30, 2025, the Fund’s assets carried at fair value were classified as follows:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$40,676,302	$–	$–	$40,676,302
Short-Term Investments	2,207,909	–	–	2,207,909
Total Investments*	$42,884,211	$–	$–	$42,884,211

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

LKCM Small Mid Cap Equity Fund
Sector Classification
September 30, 2025 (Unaudited)

Sector:	% of Net Assets
Industrials	29.8%
Financials	18.4%
Information Technology	16.1%
Health Care	11.2%
Consumer Discretionary	6.4%
Real Estate	4.7%
Energy	4.4%
Materials	3.0%
Communication Services	0.9%
Cash & Others	5.1%
100%